Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Kirr, Marbach Partners Value Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Kirr, Marbach Partners Value Fund
Average Annual Return, Percent	22.99%	19.47%	10.74%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	17.60%	16.47%	15.30%